Tax Effects of Items Recorded Directly in Equity (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Unrealized net gains (losses) on available-for-sale securities:
Unrealized gains (losses)	¥ 161,269	¥ 235,274	¥ 29,925
Less: reclassification adjustments	(70,228)	(33,988)	18,249
Total	91,041	201,286	48,174
Pension liability adjustments:
Unrealized gains (losses)	71,646	34,171	2,367
Less: reclassification adjustments	2,442	5,913	8,992
Total	74,088	40,084	11,359
Total tax effect before allocation to noncontrolling interests	¥ 165,129	¥ 241,370	¥ 59,533